Consolidated Balance Sheets Details - Accounts Receivable (Details) $ in Millions	Feb. 29, 2016 USD ($)	Feb. 28, 2015 USD ($)
Balance Sheet Related Disclosures [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 10	$ 10
Number of Customers With a Balance Greater than 10% of Total Accounts Receivable	0	0